Changes in Carrying Amount of Goodwill by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended											12 Months Ended
	May 03, 2014		Apr. 27, 2013		May 03, 2014 B&N Retail		Apr. 27, 2013 B&N Retail		May 03, 2014 B&N College	Apr. 27, 2013 B&N College	Apr. 28, 2012 B&N College	Apr. 27, 2013 Nook
Goodwill [Line Items]
Balance	$ 495,496		$ 519,685		$ 221,426		$ 225,336		$ 274,070	$ 274,070	$ 274,070	$ 20,279
Benefit of excess tax amortization	(2,307)	[1]	(3,910)	[1]	(2,307)	[1]	(3,910)	[1]
Tikatok impairment (see Note 13)			(1,947)									(1,947)
NOOK impairment			(18,332)	[2]								(18,332) [2]
Balance	$ 493,189		$ 495,496		$ 219,119		$ 221,426		$ 274,070	$ 274,070	$ 274,070

[1]	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company's income tax return.
[2]	During the fourth quarter of 2013, the Company determined that goodwill impairment indicators arose in its NOOK reporting unit as recurring losses have led to revisions in its strategic plans. As a result, during the fourth quarter of fiscal 2013, the Company recorded a non-cash goodwill impairment charge of $18,332 in selling and administrative expenses, which represented all the goodwill in the NOOK reporting unit.